Share Class & Ticker	Institutional AECIX	Class P AECPX	Class D AECDX	Summary Prospectus April 1, 2011 (as revised December 16, 2011)

Allianz RCM Global EcoTrendssm Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 1, 2011, as revised or supplemented from time to time.

*	On December 14, 2011, the Board of Trustees approved the reorganization of the Fund with and into the Allianz RCM Global Water Fund (the Reorganization). The closing date of the Reorganization is expected to be on or about February 27, 2012, and no shareholder approval of the Reorganization is required. Effective as of the close of business on February 16, 2012, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Please see the Fund’s statutory prospectus for more information regarding the Reorganization.

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(1)	Reductions(1)

Institutional	1.00%	None	0.39%	1.39%	(0.04)%	1.35%

Class P	1.00	None	0.57	1.57	(0.12)	1.45

Class D	1.00	0.25%	0.48	1.73	(0.08)	1.65

(1)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.35% for Institutional Class shares, 1.45% for Class P shares and 1.65% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$137	$436	$757	$1,665

Class P	148	484	844	1,857

Class D	168	537	931	2,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz RCM Global EcoTrendssm Fund

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the “Clean Water” sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and early-stage companies. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment affiliates and resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued (value securities), securities they consider to have unrecognized growth potential (growth securities), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate any index or other benchmark. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional

Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid

Summary Prospectus

by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Calendar Year Total Returns — Institutional Class

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	25.34%

Lowest 10/01/2008–12/31/2008	-30.39%

Average Annual Total Returns (for periods ended 12/31/10)

		Fund Inception
	1 Year	(1/31/07)

Institutional Class — Before Taxes	-2.09%	-3.20%

Institutional Class — After Taxes on Distributions	-2.09%	-3.29%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-1.36%	-2.73%

Class P	-2.23%	-3.30%

Class D	-2.33%	-3.49%

FTSE ET50 Index	-5.32%	-1.98%

Lipper Global Natural Resources Funds Average	13.78%	5.57%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Advisers
RCM Capital Management LLC, Allianz Global Investors Advisory GmbH (“AGIA”)

Portfolio Managers
Vipin Ahuja, Portfolio Manager and Senior Analyst on the Special Situations and Theme Funds Team, has been the Fund’s Lead Portfolio Manager since July 1, 2010.

Andreas Fruschki, Research Analyst—Special Situations and Theme Funds Team, has managed the Fund since 2009.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary Prospectus

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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To get future prospectuses online
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Share Class & Ticker	Class A AECOX	Class C AECCX	Summary Prospectus April 1, 2011 (as revised December 16, 2011)

Allianz RCM Global EcoTrendssm Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 1, 2011, as revised or supplemented from time to time.

*	On December 14, 2011, the Board of Trustees approved the reorganization of the Fund with and into the Allianz RCM Global Water Fund (the Reorganization). The closing date of the Reorganization is expected to be on or about February 27, 2012, and no shareholder approval of the Reorganization is required. Effective as of the close of business on February 16, 2012, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Please see the Fund’s statutory prospectus for more information regarding the Reorganization.

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 152 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Reductions(2)

Class A	1.00%	0.25%	0.49%	1.74%	(0.10)%	1.64%

Class C	1.00	1.00	0.51	2.51	(0.11)	2.40

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.64% for Class A shares and 2.40% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$708	$1,059	$1,433	$2,481	$708	$1,059	$1,433	$2,481

Class C	343	771	1,326	2,838	243	771	1,326	2,838

Allianz RCM Global EcoTrendssm Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2010 was 35% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services connected to the efficient use of energy or to the provision or manufacture of alternative forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could contribute to the improvement or control of environmental quality, as well as those that are connected to the disposal, recycling, storage, avoidance or use of waste; and (iii) the “Clean Water” sector to include products, technologies and services connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. The Fund may invest in companies of all sizes, but may invest substantially in companies with smaller market capitalizations, including newly-founded and early-stage companies. Normally, the Fund invests at least 40% of its total assets in non-U.S. securities and allocates its investments across at least eight different countries (including the U.S.). The Fund may invest up to 50% of its total assets in emerging market securities. The portfolio managers apply a disciplined, bottom-up, fundamental methodology utilizing a global infrastructure of investment affiliates and resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates, and may consider political outlook, anticipated currency environment and legislation drivers, to help identify regions and individual countries likely to offer the best investment opportunities. The portfolio managers may concentrate on securities they consider to be undervalued (value securities), securities they consider to have unrecognized growth potential (growth securities), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate any index or other benchmark. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility; for example, because the Fund focuses its investments in the Eco-Sectors, it is particularly affected by events or factors relating to these sectors (Focused Investment Risk, Eco-Sectors Related Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance

Summary Prospectus

average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009–06/30/2009	25.26%

Lowest 10/01/2008–12/31/2008	-30.43%

Average Annual Total Returns (for periods ended 12/31/10)

		Fund Inception
	1 Year	(1/31/07)

Class A — Before Taxes	-7.80%	-4.97%

Class A — After Taxes on Distributions	-7.80%	-5.06%

Class A — After Taxes on Distributions and Sale of Fund Shares	-5.07%	-4.21%

Class C	-4.14%	-4.23%

FTSE ET50 Index	-5.32%	-1.98%

Lipper Global Natural Resources Funds Average	13.78%	5.57%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Advisers
RCM Capital Management LLC, Allianz Global Investors Advisory GmbH (“AGIA”)

Portfolio Managers
Vipin Ahuja, Portfolio Manager and Senior Analyst on the Special Situations and Theme Funds Team, has been the Fund’s Lead Portfolio Manager since July 1, 2010.

Andreas Fruschki, Research Analyst—Special Situations and Theme Funds Team, has managed the Fund since 2009.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Summary Prospectus

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ855SP_121611